Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details) R$ in Millions								1 Months Ended						12 Months Ended						36 Months Ended
	Jun. 15, 2017 EUR (€)	Jan. 10, 2017	Dec. 14, 2016 MHz_band	Aug. 30, 2016	May 19, 2016 PEN (S/)	Apr. 27, 2016	May 08, 2014	Nov. 30, 2016 COP ($)	Feb. 29, 2016 city	Sep. 30, 2015 MHz_band	May 31, 2014 channel	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) GHz_spectrum_band megabyte_per_second	Dec. 31, 2016 MHz_band	Dec. 31, 2019 EUR (€) megabyte_per_second	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per SMS | €	€ 0.01
Limit for wholesale roaming caps per minute | €	€ 0.032
Percentage of fines issued by the general data protection regulation						4.00%
Percentage of fines issued		4.00%
Frequency of band (MHz)			700
Number of cities in competitive areas in wholesale broadband services | city									66
Percentage of fixed annual provision of invoiced operating income													0.90%
Percentage of gross revenue for open concessionaire companies													3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services													1.50%
Auctioned radiofrequencies licenses (MHz)																			700
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second																		12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second																		34
Percentage of foreign direct investment allowed												100.00%
Period of extensible deadline for blackout analog											5 years
Population in service area (as a percent)											85.00%
Number of regional channels | channel											4
Percentage of increase in administrative fines				30.00%
Period of applicable tariffs for services provided																		5 years
Percentage of reduction of applicable tariffs for services provided							37.00%
Symmetric termination rate (COP per minute) | $								$ 11.4
Symmetric termination rate (COP) | $								4,300,000
Established operators and a symmetric termination rate (COP per minute) | $								24.58
Established operators and a symmetric termination rate (COP) | $								$ 9,800,000
Period of established operators and a symmetric termination rate								5 years
Fixed telephones to mobile networks (PEN per second) | S/					S/ 0.0017
Frequency ranges owned by Telefonica (GHz) | GHz_spectrum_band																		6
Amount of established obligation for TMCH to provide wholesale service | GHz_spectrum_band																		2.6
Block of frequency at national level										10
Forecast
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per data services glide path per british pound | €														€ 2.5	€ 3	€ 3.5	€ 4.5
Period of designation for provision of operator responsibility																				3 years
Broadband data connection (Mbit per second) | megabyte_per_second																				1
Minimum
Disclosure of detailed information about service concession arrangements [line items]
Service concession for transmitting data granted										713
Frequency of bands awarded										768
Maximum
Disclosure of detailed information about service concession arrangements [line items]
Service concession for transmitting data granted										748
Frequency of bands awarded										803
Telefónica Brazil
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest (as a percent)																		73.68%
Net value of reversible assets held																		€ 1,825,000,000		€ 1,825,000,000	R$ 8,260	€ 1,943,000,000	R$ 8,622
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest (as a percent)																		67.50%
Telefónica Móviles España
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest (as a percent)																		100.00%